SUPPLEMENT

Dated October 30, 2009

to the

Timothy Plan (the “Trust”)

PORTFOLIO VARIABLE SERIES

PROSPECTUS

DATED MAY 1, 2009

This Prospectus offers the following series of the Trust:

TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

The Prospectus of the Timothy Plan Family of Funds is amended as follows:

The Section of the prospectus relating to the Conservative Growth Portfolio entitled PRIMARY INVESTMENT STRATEGIES, beginning on page __ of the Prospectus, is replaced in its entirety with the following:

PRIMARY INVESTMENT STRATEGIES

This Portfolio normally will invest at least 90% of its assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Fund	% of Portfolio’s Net Assets Invested in the Timothy Fund

Small Cap Value Fund	5-15%
Large/Mid Cap Value Fund	10-20%
Large/Mid Cap Growth Fund	5-15%
Fixed Income Fund	20-40%
Aggressive Growth	0-5%
High Yield Fund	5-15%
International Fund	5-15%
Defensive Strategies Fund	10-30%

On October 28, 2009, the shareholders of the Conservative Growth Portfolio voted to add a newly created Fund, the Timothy Plan Defensive Strategies Fund to its allocation, and to amend the allocation model to the percentage ranges set forth in the above table.

This Portfolio normally will invest its remaining cash, if any, in the Timothy Plan Money Market Fund.

The Adviser will determine the specific asset allocation program. On each day that the Portfolio is open for business, the Adviser will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Portfolio. The Adviser also will reallocate the Portfolio’s investments in the Timothy Funds at the end of each fiscal quarter to maintain the asset allocation program.

At the October 28, 2009 Shareholder Meeting, the Fund's shareholders also approved a proposal that would allow the Adviser to change the asset allocation model set forth above at its discretion as it deems in the Fund's best interest. If such a change is made, you will be given at least thirty (30) days written notice prior to the change being implemented.

To ensure adequate diversity, this Portfolio will invest at least 90% of its net assets in the eight Timothy Funds described above. In addition, the Portfolio will invest no more than 55% of its assets in two Timothy Fund, no more than 70% in three Timothy Funds, no more than 80% in four Timothy Funds and no more than 90% in five Timothy Funds at any time.

Because this Portfolio invests in the Timothy Funds, the Portfolio will indirectly bear its proportionate share of any fees and expenses paid by the Timothy Funds, in addition to the fees and expenses payable directly by the Portfolio. Therefore, the Portfolio will incur higher expenses, many of which may be duplicative. These indirect expenses are described in the fee table below.

The Section of the prospectus relating to the Strategic Growth Portfolio entitled PRIMARY INVESTMENT STRATEGIES, beginning on page __ of the Prospectus, is replaced in its entirety with the following:

PRIMARY INVESTMENT STRATEGIES

This Portfolio normally will invest at least 90% of its assets in the following Timothy Funds according to the following approximate range of percentages:

Timothy Fund	% of Portfolio’s Net Assets Invested in the Timothy Fund

Small Cap Value Fund	10-15%
Large/Mid Cap Value Fund	15-25%
Large/Mid Cap Growth Fund	15-25%
Aggressive Growth Fund	5-10%
High Yield Fund	0-20%
International Fund	15-25%
Defensive Strategies Fund	5-15%

On October 28, 2009, the shareholders of the Strategic Growth Portfolio voted to add a newly created Fund, the Timothy Plan Defensive Strategies Fund to its allocation, and to amend the allocation model to the percentage ranges set forth in the above table.

This Portfolio normally will invest its remaining cash, if any, in the Timothy Plan Money Market Fund.

The Adviser will determine the specific asset allocation program. On each day that the Portfolio is open for business, the Adviser will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Portfolio. The Adviser also will reallocate the Portfolio’s investments in the Timothy Funds at the end of each fiscal quarter to maintain the asset allocation program.

At the October 28, 2009 Shareholder Meeting, the Fund's shareholders also approved a proposal that would allow the Adviser to change the asset allocation model set forth above at its discretion as it deems in the Fund's best interest. If such a change is made, you will be given at least thirty (30) days written notice prior to the change being implemented.

To ensure adequate diversity, this Portfolio will invest at least 90% of its net assets in the eight Timothy Funds described above. In addition, the Portfolio will invest no more than 55% of its assets in two Timothy Fund, no more than 70% in three Timothy Funds, no more than 80% in four Timothy Funds and no more than 90% in five Timothy Funds at any time.

Because this Portfolio invests in the Timothy Funds, the Portfolio will indirectly bear its proportionate share of any fees and expenses paid by the Timothy Funds, in addition to the fees and expenses payable directly by the Portfolio. Therefore, the Portfolio will incur higher expenses, many of which may be duplicative. These indirect expenses are described in the fee table below.

All portions of the Prospectus not specifically amended by this supplement and previous supplements shall remain in full force and effect.